UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

FLAG-Forensic Accounting Long-Short ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

FLAG-Forensic Accounting Long-Short ETF

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	21
Trustees and Officers of the Trust	22
Disclosure of Fund Expenses	25
Board Consideration of Advisory and Sub-Advisory Agreements	26
Notice to Shareholders	28
Supplemental Information	29

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Dear FLAG Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the FLAG-Forensic Accounting Long - Short ETF (“FLAG” or the “Fund”). The following information pertains to the fiscal period of December 1, 2017 through November 30, 2018. The Fund seeks to track the price and yield performance, before fees and expenses, of the FLAGLSX-Forensic Accounting Long-Short Index (the “Index”). The Index seeks to enhance investors’ U.S. large cap exposures by offering a long/short portfolio with full participation in the U.S. market beta while providing additional alpha potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

The Fund had positive performance during the fiscal period ended on November 30, 2018. The market price for FLAG increased 0.38% and the NAV increased 0.61%, while the S&P 500 Index, a broad market index, gained 6.27% over the same period. The Fund’s Index returned 2.47%. Meanwhile, outstanding shares ended the period at 350,000.

For the period, the largest positive contributor to return was HCA Healthcare Inc (HCA US), adding 0.58% to the return of the Fund, gaining 71.44% with an average weighting of 1.08%. The second largest contributor to return was HollyFrontier Corp (HFC US), adding 0.57% to the return of the Fund, gaining 59.77% with an average weighting of 0.91%. The third largest contributor to return was Macy’s Inc (M US), adding 0.48% to the return of the Fund, gaining 50.92% with an average weighting of 1.05%.

For the period, the largest negative contributor to return was Nektar Therapeutics (NKTR US), detracting 0.95% from the return of the Fund, gaining 145.71% with an average weighting of -0.62%. The security contributing second-most negatively was Sarepta Therapeutics Inc (SRPT US), detracting 0.81% from the return of the Fund, and gaining 132.69% with an average weighting of -0.74%. The third largest negative contributor to return was Avexis Inc (AVXS US), detracting 0.64% from the return of the Fund, and gaining 96.83% with an average weight of -0.34%.

For the period, the best performing security in the Fund was Nektar Therapeutics (NKTR US), gaining 145.71%, reducing the return of the Fund by 0.95% with an average weighting of -0.62%. The second-best performing security for the period was Sarepta Therapeutics Inc (SRPT US), gaining 132.69%, reducing the return of the Fund by 0.81% with an average weighting of -0.74%. The third-best performing security was Avexis Inc (AVXS US), gaining 96.83% for the period, reducing the return of the Fund by 0.64% with an average weighting of -0.34%.

For the period, the worst performing security in the Fund was Madrigal Pharmaceuticals Inc (MDGL US), declining 58.65% and contributing 0.08% to the return of the Fund with an average weighting of -0.04%. The second-worst performing security in the Fund was Universal Display Corp (OLED US), declining 52.43% and contributing 0.44% to the return of the Fund with an average weighting of -0.36%. The third-worst performing security in the Fund was Roku Inc (ROKU US), declining 44.20% and contributing 0.34% to the return of the Fund with an average weighting of -0.10%.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)(Continued)

FLAGLSX-Forensic Accounting Long-Short Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model (CAPM), which calculates the expected return of an asset based on its beta and expected market returns.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
FLAG-Forensic Accounting Long-Short ETF	0.61%	0.38%	10.95%	11.76%	11.68%	11.65%
Hybrid Del Vecchio Earnings Quality Index®/FLAGLSX-Forensic Accounting Long-Short Index**	2.46%	2.46%	12.89%	12.89%	13.32%	13.32%
FLAGLSX-Forensic Accounting Long-Short Index	2.47%	2.47%	12.89%	12.89%	N/A	N/A
S&P 500 Index	6.27%	6.27%	12.16%	12.16%	13.32%	13.32%

* Fund commenced operations on January 30, 2013.

** Reflects performance of the Del Vecchio Earnings Quality Index® through August 7, 2015 and the FLAGLSX-Forensic Accounting Long-Short Index thereafter. The inception of the FLAGLSX-Forensic Accounting Long-Short Index was on July 31, 2015. Effective August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index® to the FLAGLSX-Forensic Accounting Long-Short Index (“New Index”). This change was effected due to the change in the Fund’s investment objective to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the New Index.

‡Unaudited

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown here.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2018

Description	Shares	Fair Value
COMMON STOCK — 125.5%
Communication Services — 2.5%
Cinemark Holdings(A)	1,187	$45,545
News, Cl A(A)	11,475	148,945
Omnicom Group(A)	2,108	162,253
		356,743
Consumer Discretionary — 19.6%
American Eagle Outfitters(A)	6,216	130,101
Best Buy(A)	1,897	122,527
BorgWarner(A)	2,045	80,941
Deckers Outdoor(A) *	1,305	173,878
Foot Locker(A)	3,089	174,220
Ford Motor(A)	15,777	148,462
Gap(A)	1,287	35,122
General Motors(A)	4,415	167,549
Goodyear Tire & Rubber(A)	6,315	146,256
H&R Block(A)	5,804	156,766
Harley-Davidson(A)	3,308	139,895
Kohl’s(A)	1,972	132,459
Lear(A)	1,009	137,476
Macy’s(A)	4,309	147,454
Nordstrom(A)	2,480	131,118
PulteGroup(A)	5,720	151,694
Ralph Lauren, Cl A(A)	1,102	122,763
Target(A)	1,697	120,419
Urban Outfitters(A) *	3,164	120,517
Whirlpool(A)	1,221	154,005
Williams-Sonoma(A)	2,262	128,097
		2,821,719
Consumer Staples — 6.8%
Flowers Foods(A)	7,190	142,290
Ingredion(A)	1,429	149,273
Kroger(A)	5,049	149,753
Spectrum Brands Holdings(A)	1,882	92,933
Tyson Foods, Cl A(A)	2,447	144,251
Walgreens Boots Alliance(A)	1,676	141,907
Walmart(A)	1,559	152,237
		972,644

Description	Shares	Fair Value
Energy — 5.5%
ConocoPhillips(A)	1,897	$125,543
Marathon Oil(A)	6,588	109,954
Marathon Petroleum(A)	1,742	113,509
Murphy Oil(A)	4,551	145,177
Peabody Energy(A)	3,498	108,928
Valero Energy(A)	1,254	100,194
Whiting Petroleum(A) *	2,841	85,997
		789,302
Financials — 15.9%
Aflac(A)	3,106	142,068
Allstate(A)	1,421	126,739
American Express(A)	1,349	151,452
Cincinnati Financial	71	5,803
CIT Group(A)	2,775	128,843
Evercore, Cl A(A)	1,315	108,566
Fidelity National Financial(A)	3,763	126,437
First American Financial(A)	2,834	136,967
Franklin Resources(A)	4,683	158,707
Hanover Insurance Group(A)	1,184	135,817
Hartford Financial Services Group(A)	2,953	130,493
Jefferies Financial Group(A)	6,529	142,659
Lazard, Cl A(A)(B)	3,044	122,125
Legg Mason(A)	4,753	137,695
MetLife(A)	3,092	137,996
Prudential Financial(A)	1,445	135,483
Santander Consumer USA Holdings(A)	6,966	135,489
Synchrony Financial(A)	4,492	116,702
		2,280,041
Health Care — 20.3%
AbbVie(A)	1,576	148,570
Amgen(A)	718	149,524
Biogen(A) *	434	144,834
Bristol-Myers Squibb(A)	2,396	128,090
Cardinal Health(A)	2,778	152,318
Cigna(A)	736	164,408
CVS Caremark(A)	1,909	153,102
DaVita(A) *	2,118	139,915
DENTSPLY SIRONA(A)	3,956	149,458
Eli Lilly(A)	151	17,915
Encompass Health(A)	1,918	144,253
Gilead Sciences(A)	1,976	142,153
HCA Healthcare(A)	1,102	158,677
Humana(A)	444	146,285
Johnson & Johnson(A)	1,068	156,889
McKesson(A)	1,124	139,938
Quest Diagnostics(A)	1,283	113,635
Tenet Healthcare(A) *	5,277	137,571
United Therapeutics(A) *	1,181	139,476
Universal Health Services, Cl B(A)	1,176	162,276
WellCare Health Plans(A) *	489	124,636
		2,913,923

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2018 (Continued)

Description	Shares	Fair Value
Industrials — 13.4%
AECOM(A) *	4,363	$140,314
AGCO(A)	2,448	146,097
Alaska Air Group(A)	2,240	164,102
American Airlines Group(A)	3,631	145,821
Cummins(A)	999	150,909
Delta Air Lines(A)	2,595	157,543
EMCOR Group(A)	1,854	135,082
JetBlue Airways(A) *	7,676	149,836
Nielsen Holdings PLC(A)	1,443	39,206
PACCAR(A)	2,139	133,088
Quanta Services(A) *	4,397	154,335
Robert Half International(A)	2,070	127,988
Ryder System(A)	2,038	115,290
United Continental Holdings(A) *	1,686	163,036
		1,922,647
Information Technology — 27.7%
Avnet(A)	3,214	140,838
Cisco Systems(A)	3,057	146,339
Citrix Systems(A)	1,332	145,148
Cognizant Technology Solutions, Cl A(A)	1,928	137,331
Conduent(A) *	6,650	85,253
Corning(A)	4,173	134,454
DXC Technology(A)	1,562	98,468
F5 Networks(A) *	753	129,493
First Solar(A) *	2,983	132,594
Hewlett Packard Enterprise(A)	8,952	134,280
HP(A)	5,797	133,331
Intel(A)	3,227	159,123
International Business Machines(A)	995	123,649
Jabil(A)	5,263	131,417
Juniper Networks(A)	4,974	142,804
KLA-Tencor(A)	1,402	138,181
Lam Research(A)	979	153,664
MAXIMUS(A)	2,274	161,727
NCR(A) *	5,212	144,424
Oracle(A)	2,865	139,697
Qorvo(A) *	1,942	127,803
QUALCOMM(A)	2,038	118,734
Sabre(A)	5,712	146,056
Skyworks Solutions(A)	1,615	117,524
SYNNEX(A)	1,627	131,364
Teradata(A) *	3,846	144,725
Teradyne(A)	3,953	141,083
Texas Instruments(A)	737	73,589
Western Digital(A)	2,482	112,658
Western Union(A)	7,893	147,836
		3,973,587
Materials — 4.3%
Cabot(A)	2,264	111,389
Domtar(A)	2,773	120,848
Freeport-McMoRan, Cl B(A)	10,224	122,074
Description	Shares	Fair Value
Materials — (Continued)
Huntsman(A)	5,274	$106,640
Newmont Mining(A)	4,740	153,292
		614,243
Real Estate — 4.7%
Hospitality Properties Trust‡(A)	5,082	136,401
Host Hotels & Resorts‡(A)	6,844	130,036
Park Hotels & Resorts‡(A)	4,546	140,108
Spirit Realty Capital‡(A)	18,612	138,101
Sunstone Hotel Investors‡(A)	8,621	131,556
		676,202
Utilities — 4.8%
AES(A)	10,814	167,509
Avangrid(A)	3,115	156,934
Exelon(A)	3,486	161,716
PG&E(A) *	3,232	85,260
Portland General Electric(A)	2,636	126,923
		698,342

Total Common Stock
(Cost $18,048,235)		18,019,393

Total Investments — 125.5%
(Cost $18,048,235)		$18,019,393

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (25.9)%

Communication Services — (1.4)%
Liberty Broadband, Cl A*	(1,336)	(113,734)
Netflix*	(300)	(85,839)
		(199,573)
Consumer Discretionary — (5.0)%
Amazon.com*	(57)	(96,340)
Caesars Entertainment*	(10,735)	(91,462)
Chegg*	(3,436)	(96,036)
Five Below*	(878)	(92,006)
Floor & Decor Holdings, Cl A*	(3,439)	(113,934)
GrubHub*	(804)	(62,945)
Ollie’s Bargain Outlet Holdings*	(1,178)	(104,488)
Roku, Cl A*	(1,521)	(61,981)
		(719,192)
Financials — (2.0)%
Charles Schwab	(2,152)	(96,409)
Raymond James Financial	(1,038)	(82,760)
TD Ameritrade Holding	(1,964)	(105,683)
		(284,852)
Health Care — (7.7)%
Agios Pharmaceuticals*	(1,465)	(96,397)
Exact Sciences*	(1,379)	(107,534)
Incyte*	(1,687)	(108,390)
Insulet*	(1,054)	(88,462)
Intercept Pharmaceuticals*	(925)	(102,592)
Madrigal Pharmaceuticals*	(70)	(8,096)

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2018 (Concluded)

Description	Shares	Fair Value
Health Care — (Continued)
Neurocrine Biosciences*	(907)	$(80,061)
Penumbra*	(714)	(99,403)
Sage Therapeutics*	(698)	(80,472)
Sarepta Therapeutics*	(719)	(93,089)
Seattle Genetics*	(1,392)	(87,111)
Teladoc Health*	(1,377)	(85,994)
Ultragenyx Pharmaceutical*	(1,233)	(66,175)
		(1,103,776)
Industrials — (4.6)%
Axon Enterprise*	(1,660)	(72,160)
CoStar Group*	(266)	(98,258)
HEICO	(1,219)	(103,030)
Proto Labs*	(701)	(90,212)
SiteOne Landscape Supply*	(1,345)	(82,906)
TransUnion	(1,511)	(97,565)
Verisk Analytics, Cl A*	(920)	(113,454)
		(657,585)
Information Technology — (4.4)%
2U*	(1,423)	(83,089)
Advanced Micro Devices*	(3,411)	(72,654)
Guidewire Software*	(1,097)	(101,977)
salesforce.com*	(699)	(99,789)
Square, Cl A*	(1,166)	(81,434)
SS&C Technologies Holdings	(2,002)	(96,397)
Trade Desk, Cl A*	(718)	(102,279)
		(637,619)
Materials — (0.1)%
FMC	(191)	(15,803)

Real Estate — (0.7)%
Invitation Homes‡	(4,773)	(102,429)

Total Common Stock
(Proceeds $4,162,470)		(3,720,829)

Total Securities Sold Short — (25.9)%
(Proceeds $4,162,470)		$(3,720,829)

Percentages are based on Net Assets of $14,354,639.

*       Non-income producing security.

‡      Real Estate Investment Trust

(A)    Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at November 30, 2018 was $12,621,639.

(B)    Securities considered Master Limited Partnerships. At November 30, 2018, these securities amounted to $122,125 or 0.9% of Net Assets.

Cl — Class

PLC — Public Limited Company

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the year ending November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

November 30, 2018

Assets:
Investments, at Fair Value	$18,019,393
Cash and Cash Equivalents	34,557
Dividends Receivable	38,100
Total Assets	18,092,050

Liabilities:
Securities Sold Short, at Fair Value	3,720,829
Advisory Fees Payable	9,916
Dividends Payable on Securities Sold Short	274
Due to Broker	6,392
Total Liabilities	3,737,411

Net Assets	$14,354,639

Net Assets Consist of:
Paid-in Capital	$17,264,672
Total Distributable Earnings/(Loss)	(2,910,033)
Net Assets	$14,354,639

Investments, at Cost	$18,048,235
Securities Sold Short, Proceeds	4,162,470
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$41.01

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Operations

For the period ended November 30, 2018

Investment Income:
Dividend Income	$525,745
Interest Income	213
Total Investment Income	525,958

Expenses:
Advisory Fees	163,504
Stock Loan Fees	106,779
Dividend Expense	22,411
Total Expenses	292,694

Net Investment Income	233,264

Net Realized Gain (Loss) on:
Investments(1)	2,517,877
Securities Sold Short	(1,709,586)
Net Change in Unrealized Appreciation (Depreciation):
Investments	(1,850,452)
Securities Sold Short	994,091
Net Realized and Unrealized Loss on Investments and Securities Sold Short	(48,070)

Net Increase in Net Assets Resulting from Operations	$185,194

(1)   Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Operations:
Net Investment Income	$233,264	$215,929
Net Realized Gain on Investments and Securities Sold Short(1)	808,291	971,733
Net Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	(856,361)	602,485
Net Increase in Net Assets Resulting from Operations	185,194	1,790,147
Distributions to Shareholders(2)	(237,420)	(218,648)
Capital Share Transactions:
Issued	12,694,236	15,582,112
Redeemed	(16,858,704)	(9,770,983)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,164,468)	5,811,129
Total Increase (Decrease) in Net Assets	(4,216,694)	7,382,628
Net Assets:
Beginning of Year	18,571,333	11,188,705
End of Year(3)	$14,354,639	$18,571,333
Share Transactions:
Issued	300,000	400,000
Redeemed	(400,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	150,000

(1)   Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

(2)   Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 8 in Notes to Financial Statements).

(3)   Includes undistributed net investment income of $36,098 in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the period ended November 30, 2018

Cash Flows from Operating Activities
Net Increase in Net Assets Resulting from Operations	$185,194
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of Long-Term Portfolio Investments	(16,641,896)
Proceeds from Sales of Long-Term Portfolio Investments	21,514,869
Payments to Cover Securities Sold Short	(14,176,013)
Proceeds from Securities Sold Short	11,225,677
Realized Gain on Investments	(2,517,877)
Realized Loss on Securities Sold Short	1,709,586
Change in Unrealized Depreciation from Investments	1,850,452
Change in Unrealized Appreciation from Securities Sold Short	(994,091)
Decrease in Cash at Broker	6,764
Decrease in Dividends Receivable	19,819
Increase in Due to Broker	6,118
Decrease in Advisory Fees Payable	(2,399)
Decrease in Dividends Payable on Securities Sold Short	(4,830)

Net Cash Provided by Operating Activities	2,181,373

Cash Flows from Financing Activities
Dividend Distributions Paid	(237,420)
Cash Paid from In-Kind Purchases	(3,855,395)
Cash Received from In-Kind Sales	2,541,801
Cash Paid from In-Kind Sales	(614,494)

Net Cash Used in Financing Activities	(2,165,508)

Net Increase in Cash	15,865

Cash and Cash Equivalents — Beginning of Year	18,692

Cash and Cash Equivalents — End of Year	$34,557

Supplemental Disclosure for Non Cash Operating Activities:
Investments Received for In-Kind Creations	$16,549,630
Investments Redeemed for In-Kind Redemptions	$18,786,011

Supplemental Disclosure for Non Cash Financing Activities:
Capital Shares Issued for In-Kind Creations	$12,694,236
Capital Shares Issued for In-Kind Redemptions	$16,858,704

Supplemental Disclosure of Cash Flow Information:
Cash Paid for Stock Loan Fee	$106,779

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Year Ended November 30,
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2018	$41.27	$0.51	$(0.25)	$0.26	$(0.52)	$—	$(0.52)	$41.01	$40.93	0.61%	$14,355	1.52	%(6)	1.21%	68%
2017	$37.30	$0.61	$4.01	$4.62	$(0.65)	$—	$(0.65)	$41.27	$41.28	12.50%	$18,571	1.61	%(5)	1.57%	71%
2016	$31.47	$0.56	$5.84	$6.40	$(0.57)	$—	$(0.57)	$37.30	$37.31	20.67%	$11,189	1.62	%(4)	1.74%	79%
2015	$32.65	$0.48	$(1.18)	$(0.70)	$(0.48)	$—	$(0.48)	$31.47	$30.73	(2.17)%	$11,016	0.99	%(3)	1.47%	112%
2014	$31.16	$0.39	$3.76	$4.15	$(0.56)	$(2.10)	$(2.66)	$32.65	$32.67	14.45%	$16,327	0.85%		1.26%	26%

*      Per share data calculated using average shares method.

(1)    Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)    Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(4)    Dividend expense and stock loan fees totaled 0.21% and 0.56%, respectively, of average net assets for the year ended November 30, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(5)    Dividend expense and stock loan fees totaled 0.27% and 0.48%, respectively, of average net assets for the year ended November 30, 2017. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(6)    Dividend expense and stock loan fees totaled 0.11% and 0.56%, respectively, of average net assets for the period ended November 30, 2018. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the FLAG-Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FLAGLSX-Forensic Accounting Long-Short Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. The Fund’s securities sold short and due to broker are held with one major securities broker-dealer. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund, at least 50,000 shares, is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of November 30, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
FLAG-Forensic Accounting Long-Short ETF	50,000	$1,600	$2,050,500	$1,600

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, dividend expenses on short securities, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Vident Financial, LLC (the “Index Provider”). Under the Expense Reimbursement Agreement, the Index Provider assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

Sub-Advisory Agreement

The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

The Fund’s Index Provider is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Advisor, the Sub Adviser, or the Index Provider.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

3. AGREEMENTS (continued)

Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2018, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales
FLAG-Forensic Accounting Long-Short ETF	$16,641,896	$21,493,586

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended November 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
FLAG-Forensic Accounting Long-Short ETF	$16,549,630	$18,786,011	$3,068,934

For the year ended November 30, 2017, the Fund had $1,659,253, of net realized gains as a result of in-kind redemptions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) and paid-in capital, as appropriate, in the period that the differences arise.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

5. TAX INFORMATION (continued)

Accordingly, the following permanent differences, primarily attributable to redemptions in-kind have been reclassified to/from the following accounts as of November 30, 2018:

	Distributable (Earnings/Loss)*
Exchange Traded Concepts	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
FLAG-Forensic Accounting Long-Short ETF	$4,078	$(2,897,647)	$2,893,569

*    The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
FLAG-Forensic Accounting Long-Short ETF
2018	$237,420	$237,420
2017	$218,648	$218,648

As of November 30, 2018, the components of Distributable Earnings/(Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$36,020
Capital Loss Carryforwards	(2,915,615)
Net Unrealized Depreciation	(30,438)
Total Distributable Earnings/(Losses)	$(2,910,033)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses carried forward under these new provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
FLAG-Forensic Accounting Long-Short ETF	$2,691,828	$223,787	$2,915,615

For Federal income tax purposes, the cost of securities owned at November 30, 2018, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales and Master Limited Partnership basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including securities sold short, held by the Fund at November 30, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
FLAG-Forensic Accounting Long-Short ETF	$14,329,002	$1,281,915	$(1,312,353)	$(30,438)

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Authorized Participants, Market Makers and Liquidity Providers Concentration: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Borrowing Risk: If the Fund borrows money and/or securities, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The fees and interest which the Fund must pay on borrowings will reduce and may eliminate any net investment profits.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a regulated investment company, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in regulated investment companies that invest in such REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to shareholders.

Short Sales Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns. In December 2015, the Securities and Exchange Commission (“SEC”) proposed a new rule to regulate the use by registered investment companies, such as the Fund, of derivatives and financial commitment transactions, such as short sales. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of the Financial Statements.

Trading Risk: Although the Fund’s Shares are currently listed on NYSE Arca, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable.

7. OTHER

At November 30, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2018 (Concluded)

8. NEW ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

On December 24, 2018, the Fund declared a distribution payable of $0.2034 per share of ordinary income to shareholders of record on December 26, 2018, and payable on December 31, 2018.

FLAG-Forensic Accounting Long-Short ETF

Report of Independent Registered Public Accounting Firm

November 30, 2018

To the Shareholders of FLAG-Forensic Accounting Long-Short ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FLAG-Forensic Accounting Long-Short ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2019

FLAG-Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below is  information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207. Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-855-545-3524.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	11	ETF Series Solutions, Trustee (2012 – 2014)
Independent Trustees
David M. Mahle (1944)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner; Simplon Investments, 2012 to present - Director	19	Exchange Listed Funds Trust (8) - Trustee; Source ETF Trust (2014-2015) - Trustee

FLAG-Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009, President	19	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (8) – Trustee; Source ETF Trust (2014-2015) - Trustee
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	11	AQR Funds (49) - Trustee; Source ETF Trust (2014-2015) - Trustee
Timothy Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000-2014 - Partner	19	Exchange Listed Funds Trust (8) -Trustee; Source ETF Trust (2014-2015) - Trustee; Edward Jones Money Market Fund - Trustee

(1) Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2) The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

FLAG-Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust
(Unaudited) (Concluded)

Set forth below is information about  each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120; the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President

Richard Hogan (1963)	Secretary	Since 2011

Managing Member, Yorkville ETF Advisors 2011 to 2016; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2017	Palladiem, LLC, 2011 to 2018, Chief Operating Officer

(1)  Each officer serves at the pleasure of the Board of Trustees.

FLAG-Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2018 to November 30, 2018) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period(1)
FLAG-Forensic Accounting Long-Short ETF
Actual Fund Return	$ 1,000.00	$ 990.60	1.57%	$ 7.78
Hypothetical 5% Return	$ 1,000.00	$ 1,016.95	1.57%	$ 7.98

(1)  Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

FLAG-Forensic Accounting Long-Short ETF

Board Consideration of Advisory and Sub-Advisory Agreements
November 30, 2018 (Unaudited)

At a meeting held on May 22, 2018, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (collectively, the “Agreements”) with respect to the FLAG-Forensic Accounting Long-Short ETF (the “Fund”):

•    the investment advisory agreement between the Trust, on behalf of the Fund, and ETC; and

•    the sub-advisory agreement between ETC and Vident with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC, HTAA, and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) the performance of the Fund, including the extent to which the Fund tracked its underlying index; (iii) ETC’s and Vident’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by ETC and Vident or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Vident and monitoring compliance with various Fund policies and procedures and applicable securities regulations, while Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Vident’s investment personnel, the quality of ETC’s and Vident’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Vident have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s and Vident’s registration forms on Form ADV as well as ETC’s and Vident’s responses to a detailed series of questions, which included a description of ETC’s and Vident’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from ETC and Vident updating the information previously provided. The Board considered ETC’s and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by ETC and Vident outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by FUSE, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2017. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund

FLAG-Forensic Accounting Long-Short ETF

Board Consideration of Advisory and Sub-Advisory Agreements
November 30, 2018 (Unaudited) (Concluded)

achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was to be expected as it generally was the result of costs incurred by the Fund not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by FUSE, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and Vident from its relationship with the Fund, and reviewed profitability analyses from ETC and Vident with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to consider advisory fee breakpoints if and when Fund assets grow to a level that potentially produce such economies.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

FLAG-Forensic Accounting Long-Short ETF

Notice to Shareholders (Unaudited)

For shareholders that do not have a November 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2018, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)
FLAG-Forensic Accounting Long-Short ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.04%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.
(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

FLAG-Forensic Accounting Long-Short ETF

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0600

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$73,000	N/A	N/A	$80,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$16,000	N/A	N/A	$21,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $16,000 and $21,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: February 7, 2019